Commitments and Contingencies (Details) $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($)
Long-term Purchase Commitment [Line Items]
Prepaid amount which will be used against the contract price of future newbuildings	$ 1,650
Aframax tankers
Long-term Purchase Commitment [Line Items]
Number of vessels under construction	2
Purchase obligations
Contractual purchase obligation from July to October 2017	$ 66,908